INCOME TAXES - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Gain(Loss) for the year before income tax	$ 53,976	$ (257,913)	$ (48,023)
Expected income tax recovery based on statutory rate	11,000	(54,000)	(10,000)
Adjustment to expected income tax benefit:
Permanent differences	0	(1,575)	0
Change in tax rate	0	0	0
Change in benefit of tax assets not recognized	(64,976)	55,575	10,000
Income tax charge / benefit	$ (0)	$ 0	$ 0